Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	June 30, 2026	June 30, 2025
Security deposit	$72,654	$57,395
Prepaid expenses	1,162,048	489,365
Other receivables – Heqin	481,581	458,190
Advance to third party individuals, no interest, payable upon demand	351,526	32,860
Others	-	29,873
Total	2,067,809	1,067,683
Less: allowance for other receivables	538,108	484,033
Total	$1,529,701	$583,650